ACQUISITIONS (Details 11) - Indefinite-lived Intangible Assets, Major Class Name [Domain] - USD ($) $ in Thousands		12 Months Ended
	Dec. 19, 2014	Mar. 31, 2015	Mar. 31, 2014
Net tangible assets:
Goodwill		$ 72,101	$ 41,412
Gold iKang Shenyang Hospital
Acquisitions
Percentage of equity interest acquired	100.00%
Cash consideration	$ 6,447
Acquisition-related costs	0
Net tangible assets:
Non-current assets	2,832
Current liabilities	(55)
Total	2,777
Goodwill	3,464
Deferred tax liability	(68)
Total	3,670
Total consideration	6,447
Net revenue		44
Net loss		$ 475
Gold iKang Shenyang Hospital | Customer relationship
Net tangible assets:
Intangible assets acquired	$ 210
Estimated useful lives	5 years
Gold iKang Shenyang Hospital | Operating license
Net tangible assets:
Intangible assets acquired	$ 64
Estimated useful lives	2 years 6 months